INCOME TAXES (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Jan. 08, 2019
IfrsStatementLineItems [Line Items]
Research and development credit receivables	$ 200	$ 600
Tax effect of tax losses		231
Deferred tax liabilities	28,445	24,050		$ 19,800
Deferred tax expense (income)			$ 2,200
Deferred Tax Expenses Return To Provision Adjustment			400
Research and development credit	42	149	500
Increase (Decrease) in deferred tax liability	1,100	2,400
Iox [Member]
IfrsStatementLineItems [Line Items]
Research and development cash credits	40	100
Tax effect of tax losses	13,000	8,900	$ 7,700
Deferred tax liabilities	$ 28,400	$ 24,100